Beth r. kramer

Partner

212-294-6646

bkramer@winston.com

March 29, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	The Pop Venture Fund Registration Statement on Form N-2

Ladies and Gentlemen:

Submitted herewith for filing on behalf of The Pop Venture Fund (the “Fund”), a closed-end management investment company, is the Fund’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”).

Certain items required to be contained in the Registration Statement, including exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at (212) 294-6646.

Very truly yours,

  /s/ Beth R. Kramer

Beth R. Kramer

BRK:lc